STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (48,453,292)	$ (19,692,163)	$ (36,912,959)	$ (168,323)	$ (164)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	4,552	729	4,562
Stock-based compensation	37,961,374	17,709,352	30,376,431	72,309
Loss on related party loan conversions			489,418
Gain on extinguishment of debt					(17,288)
Amortization of debt discount included in interest expense	1,469,387
Change in fair value of derivative liabilities	2,541,956
Decrease (Increase) in operating assets:
Prepaid expenses and other assets	(463,704)	(521,645)	(276,117)	(9,167)
Increase (decrease) in operating liabilities:
Accounts payable and accrued liabilities	270,561	481,501	368,401	53,290	13,307
Line of credit		(1,884)	(1,929)	1,985
Accrued interest	92,521
Net Cash Used in Operating Activities	(6,576,645)	(2,024,110)	(5,952,193)	(49,906)	(4,145)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment	(15,759)	(27,078)	(29,910)
Net Cash Used in Investing Activities	(15,759)	(27,078)	(29,910)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from related parties			49,980	45,288	4,145
Payments made to related party debt			(10,365)
Proceeds from notes to related parties		58,115
Proceeds from issuance of common stock units	1,079,999	1,742,170	1,440,000
Proceeds from issuance of convertible notes	3,907,750
Proceeds from issuance of common shares and warrants			4,719,373
Proceeds from exercise of warrants	1,592,124	940,000
Net Cash Provided by Financing Activities	6,579,873	2,740,285	6,198,988	45,288	4,145
Net increase (decrease) in cash and cash equivalents	(12,531)	689,097	216,885	(4,618)
Cash and cash equivalents, beginning of period	217,694	809	809	5,427	5,427
Cash and cash equivalents, end of period	205,163	689,906	217,694	809	5,427
Supplemental cash flow information:
Cash paid for interest		5	5
Cash paid for taxes	800	$ 800	0	0	$ 0
Non-cash financing transactions:
Derivative liabilities recognized as debt discount	476,387
Related party subscription receivable recorded to contributed capital				2,500
Related party loan forgiven to contributed capital				37,557
Related party assumption of accounts payable				$ 33,782
Related party loans converted to common shares			$ 84,980
Common shares and warrants issued in conjunction with convertible notes recognized as debt discount	2,524,879
Derivative liabilities from warrant valuations	2,078,065
Reduction of derivative liabilities from exercise of warrants	2,905,132
Common stock issued for services	$ 1,474,698